Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 3,389,132			$ 3,179,299
Loss	(347)	$ 0	[1]
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	5,584,043			$ 5,115,574
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	184,512	51,344
Gain	33,592	10,567
Loss	(347)	0
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	164,767	39,523
Newton - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		35,370
Gain		1,163
Loss		0
Newton - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		32,953
Filikon - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		15,974
Gain		9,404
Loss		0
Filikon - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 6,570
Sandra - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	47,520
Gain	221
Loss	0
Sandra - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	47,299
Sara - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	47,520
Gain	1,507
Loss	0
Sara - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	46,013
Sonia - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	50,490
Gain	0
Loss	(347)
Sonia - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	50,837
Cap Leon - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	19,924
Gain	10,843
Loss	0
Cap Leon - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	9,081
Cap Pierre - Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	19,058
Gain	7,521
Loss	0
Cap Pierre - Sale | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	11,537
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	0
Gain	13,500
Loss	0
Other | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 0

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.